Related Parties - Summary of Derivatives Transactions With Related Parties (Details) - 12 months ended Dec. 31, 2025 - Korea Development Bank
₩ in Millions, SFr in Millions, $ in Millions, $ in Millions
	KRW (₩)	USD ($)	HKD ($)	CHF (SFr)
Disclosure of Derivatives transactions between related parties [Line Items]
Pay, Contract Amount	₩ 80,000
Receive, Contract Amount	₩ 120,000
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2021~2026	2021~2026	2021~2026	2021~2026
Pay, Contract Amount	₩ 118,170
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	1.11	1.11	1.11	1.11
Contract Interest rate Receive	1.13%	1.13%	1.13%	1.13%
Contract exchange rate	1,181.7	1,181.7	1,181.7	1,181.7
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2022~2026	2022~2026	2022~2026	2022~2026
Pay, Contract Amount	₩ 283,820
Receive, Contract Amount | $		$ 200,000
Contract Interest rate Pay	4.67	4.67	4.67	4.67
Contract Interest rate Receive	5.38%	5.38%	5.38%	5.38%
Contract exchange rate	1,419.1	1,419.1	1,419.1	1,419.1
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2022~2028	2022~2028	2022~2028	2022~2028
Pay, Contract Amount	₩ 283,820
Receive, Contract Amount | $		$ 200,000
Contract Interest rate Pay	5.12	5.12	5.12	5.12
Contract Interest rate Receive	5.50%	5.50%	5.50%	5.50%
Contract exchange rate	1,419.1	1,419.1	1,419.1	1,419.1
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2023~2026	2023~2026	2023~2026	2023~2026
Pay, Contract Amount	₩ 256,000
Receive, Contract Amount | $		$ 200,000
Contract Interest rate Pay	4.04	4.04	4.04	4.04
Contract Interest rate Receive	5.38%	5.38%	5.38%	5.38%
Contract exchange rate	1,280	1,280	1,280	1,280
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2024~2027	2024~2027	2024~2027	2024~2027
Pay, Contract Amount	₩ 864,890
Receive, Contract Amount | $		$ 650,000
Contract Interest rate Pay	3.53	3.53	3.53	3.53
Contract Interest rate Receive	4.88%	4.88%	4.88%	4.88%
Contract exchange rate	1,330.6	1,330.6	1,330.6	1,330.6
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2025~2028	2025~2028	2025~2028	2025~2028
Pay, Contract Amount	₩ 73,160
Receive, Contract Amount | $		$ 50,000
Contract Interest rate Pay	3.02	3.02	3.02	3.02
Contract Interest rate Receive	SOFR + 0.62%	SOFR + 0.62%	SOFR + 0.62%	SOFR + 0.62%
Contract exchange rate	1,463.2	1,463.2	1,463.2	1,463.2
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2017~2027	2017~2027	2017~2027	2017~2027
Pay, Contract Amount	₩ 111,610
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	2.31	2.31	2.31	2.31
Contract Interest rate Receive	3.13%	3.13%	3.13%	3.13%
Contract exchange rate	1,116.1	1,116.1	1,116.1	1,116.1
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2018~2028	2018~2028	2018~2028	2018~2028
Pay, Contract Amount	₩ 108,600
Receive, Contract Amount | $			$ 800,000
Contract Interest rate Pay	2.69	2.69	2.69	2.69
Contract Interest rate Receive	3.35%	3.35%	3.35%	3.35%
Contract exchange rate	135.75	135.75	135.75	135.75
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2019~2027	2019~2027	2019~2027	2019~2027
Pay, Contract Amount	₩ 119,978
Receive, Contract Amount | SFr				SFr 100,000
Contract Interest rate Pay	1.43	1.43	1.43	1.43
Contract Interest rate Receive	0.05%	0.05%	0.05%	0.05%
Contract exchange rate	1,199.78	1,199.78	1,199.78	1,199.78
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2021~2026	2021~2026	2021~2026	2021~2026
Pay, Contract Amount	₩ 111,399
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	0.93	0.93	0.93	0.93
Contract Interest rate Receive	1.25%	1.25%	1.25%	1.25%
Contract exchange rate	1,114	1,114	1,114	1,114
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2022~2027	2022~2027	2022~2027	2022~2027
Pay, Contract Amount	₩ 262,000
Receive, Contract Amount | $		$ 200,000
Contract Interest rate Pay	3.63	3.63	3.63	3.63
Contract Interest rate Receive	4.25%	4.25%	4.25%	4.25%
Contract exchange rate	1,310	1,310	1,310	1,310
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2024~2028	2024~2028	2024~2028	2024~2028
Pay, Contract Amount	₩ 257,880
Receive, Contract Amount | $		$ 200,000
Contract Interest rate Pay	3.80	3.80	3.80	3.80
Contract Interest rate Receive	5.00%	5.00%	5.00%	5.00%
Contract exchange rate	1,289.4	1,289.4	1,289.4	1,289.4
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2024~2028	2024~2028	2024~2028	2024~2028
Pay, Contract Amount	₩ 128,940
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	3.69	3.69	3.69	3.69
Contract Interest rate Receive	5.00%	5.00%	5.00%	5.00%
Contract exchange rate	1,289.4	1,289.4	1,289.4	1,289.4
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2024~2029	2024~2029	2024~2029	2024~2029
Pay, Contract Amount	₩ 138,540
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	3.19	3.19	3.19	3.19
Contract Interest rate Receive	4.63%	4.63%	4.63%	4.63%
Contract exchange rate	1,385.4	1,385.4	1,385.4	1,385.4
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2025~2030	2025~2030	2025~2030	2025~2030
Pay, Contract Amount	₩ 556,560
Receive, Contract Amount | $		$ 400,000
Contract Interest rate Pay	2.75	2.75	2.75	2.75
Contract Interest rate Receive	SOFR + 0.79%	SOFR + 0.79%	SOFR + 0.79%	SOFR + 0.79%
Contract exchange rate	1,391.4	1,391.4	1,391.4	1,391.4
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2020~2026	2020~2026	2020~2026	2020~2026
Pay, Contract Amount	₩ 118,910
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	0.61	0.61	0.61	0.61
Contract Interest rate Receive	1.00%	1.00%	1.00%	1.00%
Contract exchange rate	1,189.1	1,189.1	1,189.1	1,189.1
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2021~2026	2021~2026	2021~2026	2021~2026
Pay, Contract Amount	₩ 114,230
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	1.27	1.27	1.27	1.27
Contract Interest rate Receive	1.25%	1.25%	1.25%	1.25%
Contract exchange rate	1,142.3	1,142.3	1,142.3	1,142.3
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2022~2027	2022~2027	2022~2027	2022~2027
Pay, Contract Amount	₩ 123,710
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	3.41	3.41	3.41	3.41
Contract Interest rate Receive	3.63%	3.63%	3.63%	3.63%
Contract exchange rate	1,237.1	1,237.1	1,237.1	1,237.1
Cross Currency Interest Rate Contract
Disclosure of Derivatives transactions between related parties [Line Items]
Contract year	2023~2028	2023~2028	2023~2028	2023~2028
Pay, Contract Amount	₩ 129,500
Receive, Contract Amount | $		$ 100,000
Contract Interest rate Pay	3.85	3.85	3.85	3.85
Contract Interest rate Receive	4.88%	4.88%	4.88%	4.88%
Contract exchange rate	1,295	1,295	1,295	1,295